GUARANTOR SUBSIDIARIES FINANCIAL STATEMENTS - Balance Sheets (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 98.5	$ 148.9	[1]	$ 97.4	[1]
Trade and other receivables	24.3	38.6	[1]
Inventories	181.0	163.5	[1]
Other financial assets	7.4	13.2	[1]
Other assets	118.0	119.4	[1]
Assets held for sale	0.0	355.8	[1]
Intercompany receivables	0.0	0.0
Current assets	429.2	839.4	[1]
Non-current assets:
Property, plant and equipment	6,696.4	7,153.2	[1]
Goodwill and other intangible assets	399.8	449.5	[1]
Investment in associates	146.0	0.0	[1]
Deferred tax assets	88.5	97.8	[1]
Other financial assets	18.9	26.1	[1]
Other assets	234.1	197.3	[1]
Intercompany receivables	0.0	0.0
Total assets	8,012.9	8,763.3	[1]
Current liabilities:
Trade and other payables	294.8	345.4	[1]
Income taxes payable	32.5	91.8	[1]
Other financial liabilities	62.3	203.1	[1]
Other provisions and liabilities	106.8	56.7	[1]
Liabilities relating to assets held for sale (Note 6)	0.0	83.7	[1]
Intercompany payables	0.0	0.0
Current liabilities	496.4	780.7	[1]
Non-current liabilities:
Long-term debt	1,756.8	1,747.7	[1]
Decommissioning, restoration and similar liabilities	241.2	258.2	[1]
Deferred tax liabilities	1,129.3	1,147.1	[1]
Other financial liabilities	76.0	85.7	[1]
Other provisions and liabilities	289.2	296.6	[1]
Intercompany payables	0.0	0.0
Total liabilities	3,988.9	4,316.0	[1]
Equity
Equity attributable to Yamana Gold Inc. equity holders	3,989.3	4,313.4	[1]
Non-controlling interests	34.7	133.9	[1]
Total equity	4,024.0	4,447.3	[1]	4,580.0
Total liabilities and equity	8,012.9	8,763.3	[1]
Reportable Legal Entities | Yamana Gold Inc. (parent)
Current assets:
Cash and cash equivalents	67.6	98.2		35.1
Trade and other receivables	14.6	24.4
Inventories	6.6	11.8
Other financial assets	3.6	2.6
Other assets	2.4	3.1
Assets held for sale	0.0	0.0
Intercompany receivables	0.0	0.0
Current assets	94.8	140.1
Non-current assets:
Property, plant and equipment	73.7	24.4
Goodwill and other intangible assets	31.6	34.8
Investment in associates	4,824.0	4,558.3
Deferred tax assets	72.6	73.0
Other financial assets	9.9	17.3
Other assets	0.0	0.0
Intercompany receivables	1,069.9	1,486.1
Total assets	6,176.5	6,334.0
Current liabilities:
Trade and other payables	61.1	53.4
Income taxes payable	0.0	0.0
Other financial liabilities	5.9	121.4
Other provisions and liabilities	59.6	1.0
Liabilities relating to assets held for sale (Note 6)	0.0	0.0
Intercompany payables	282.0	145.1
Current liabilities	408.6	320.9
Non-current liabilities:
Long-term debt	1,756.8	1,673.2
Decommissioning, restoration and similar liabilities	0.0	0.0
Deferred tax liabilities	2.3	5.5
Other financial liabilities	19.5	21.0
Other provisions and liabilities	0.0	0.0
Intercompany payables	0.0	0.0
Total liabilities	2,187.2	2,020.6
Equity
Equity attributable to Yamana Gold Inc. equity holders	3,989.3	4,313.4
Non-controlling interests	0.0	0.0
Total equity	3,989.3	4,313.4
Total liabilities and equity	6,176.5	6,334.0
Reportable Legal Entities | Guarantor subsidiaries
Current assets:
Cash and cash equivalents	14.2	16.8		18.4
Trade and other receivables	4.1	10.5
Inventories	86.7	77.7
Other financial assets	0.0	0.0
Other assets	43.5	67.2
Assets held for sale	0.0	0.0
Intercompany receivables	101.8	91.9
Current assets	250.3	264.1
Non-current assets:
Property, plant and equipment	2,555.1	2,575.4
Goodwill and other intangible assets	4.0	5.4
Investment in associates	494.1	539.1
Deferred tax assets	9.4	14.7
Other financial assets	1.9	3.5
Other assets	137.5	105.5
Intercompany receivables	1,193.2	1,277.6
Total assets	4,645.5	4,785.3
Current liabilities:
Trade and other payables	145.9	148.7
Income taxes payable	25.3	87.1
Other financial liabilities	42.8	54.5
Other provisions and liabilities	15.5	9.3
Liabilities relating to assets held for sale (Note 6)	0.0	0.0
Intercompany payables	0.0	0.0
Current liabilities	229.5	299.6
Non-current liabilities:
Long-term debt	0.0	0.0
Decommissioning, restoration and similar liabilities	144.3	143.6
Deferred tax liabilities	325.8	307.2
Other financial liabilities	32.3	29.4
Other provisions and liabilities	60.2	69.5
Intercompany payables	1,731.2	1,742.9
Total liabilities	2,523.3	2,592.2
Equity
Equity attributable to Yamana Gold Inc. equity holders	2,122.2	2,193.1
Non-controlling interests	0.0	0.0
Total equity	2,122.2	2,193.1
Total liabilities and equity	4,645.5	4,785.3
Reportable Legal Entities | Non-guarantors
Current assets:
Cash and cash equivalents	16.7	33.9		43.9
Trade and other receivables	5.6	3.7
Inventories	87.7	74.0
Other financial assets	3.8	10.6
Other assets	72.1	49.1
Assets held for sale	0.0	355.8
Intercompany receivables	180.2	53.2
Current assets	366.1	580.3
Non-current assets:
Property, plant and equipment	4,067.6	4,553.4
Goodwill and other intangible assets	364.2	409.3
Investment in associates	0.0	0.0
Deferred tax assets	6.5	10.1
Other financial assets	7.1	5.3
Other assets	96.6	91.8
Intercompany receivables	0.0	0.0
Total assets	4,908.1	5,650.2
Current liabilities:
Trade and other payables	87.8	143.3
Income taxes payable	7.2	4.7
Other financial liabilities	13.6	27.2
Other provisions and liabilities	31.7	46.4
Liabilities relating to assets held for sale (Note 6)	0.0	83.7
Intercompany payables	0.0	0.0
Current liabilities	140.3	305.3
Non-current liabilities:
Long-term debt	0.0	74.5
Decommissioning, restoration and similar liabilities	96.9	114.6
Deferred tax liabilities	801.2	834.4
Other financial liabilities	24.2	35.3
Other provisions and liabilities	229.0	227.1
Intercompany payables	531.9	1,020.8
Total liabilities	1,823.5	2,612.0
Equity
Equity attributable to Yamana Gold Inc. equity holders	3,049.9	3,019.5
Non-controlling interests	34.7	18.7
Total equity	3,084.6	3,038.2
Total liabilities and equity	4,908.1	5,650.2
Eliminations and reclassifications
Current assets:
Cash and cash equivalents	0.0	0.0		$ 0.0
Trade and other receivables	0.0	0.0
Inventories	0.0	0.0
Other financial assets	0.0	0.0
Other assets	0.0	0.0
Assets held for sale	0.0	0.0
Intercompany receivables	(282.0)	(145.1)
Current assets	(282.0)	(145.1)
Non-current assets:
Property, plant and equipment	0.0	0.0
Goodwill and other intangible assets	0.0	0.0
Investment in associates	(5,172.1)	(5,097.4)
Deferred tax assets	0.0	0.0
Other financial assets	0.0	0.0
Other assets	0.0	0.0
Intercompany receivables	(2,263.1)	(2,763.7)
Total assets	(7,717.2)	(8,006.2)
Current liabilities:
Trade and other payables	0.0	0.0
Income taxes payable	0.0	0.0
Other financial liabilities	0.0	0.0
Other provisions and liabilities	0.0	0.0
Liabilities relating to assets held for sale (Note 6)	0.0	0.0
Intercompany payables	(282.0)	(145.1)
Current liabilities	(282.0)	(145.1)
Non-current liabilities:
Long-term debt	0.0	0.0
Decommissioning, restoration and similar liabilities	0.0	0.0
Deferred tax liabilities	0.0	0.0
Other financial liabilities	0.0	0.0
Other provisions and liabilities	0.0	0.0
Intercompany payables	(2,263.1)	(2,763.7)
Total liabilities	(2,545.1)	(2,908.8)
Equity
Equity attributable to Yamana Gold Inc. equity holders	(5,172.1)	(5,212.6)
Non-controlling interests	0.0	115.2
Total equity	(5,172.1)	(5,097.4)
Total liabilities and equity	$ (7,717.2)	$ (8,006.2)

[1]	The Company has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated except for certain hedging requirements. Refer to Note 5: Recent Accounting Pronouncements.